Other Acquired Rights - Summary of Rights Acquired (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	$ 448,206	$ 464,903	$ 481,600
Gross carrying amount [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	769,227	769,227	769,227
Gross carrying amount [Member] | Right to operate the charter and general aviation terminal and FBO at San José del Cabo airport terminal [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	344,443	344,443	344,443
Gross carrying amount [Member] | Right to operate commercial space at Tijuana airport [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	15,935	15,935	15,935
Gross carrying amount [Member] | Right to operate various space at Puerto Vallarta airport [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	309,616	309,616	309,616
Gross carrying amount [Member] | Right to operate commercial space at Guadalajara airport [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	93,560	93,560	93,560
Gross carrying amount [Member] | Right to operate various parking lots [Member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	5,673	5,673	5,673
Accumulated depreciation and amortisation [member]
Disclosure Of Other Acquired Rights [Line Items]
Other rights acquired	$ (321,021)	$ (304,324)	$ (287,627)